Segment information (Tables)	12 Months Ended
Dec. 31, 2025
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Schedule of assets and liabilities by geographical area
The following chart summarizes noncurrent assets per geographical area:

	As of December 31, 2025	As of December 31, 2024
Argentina	6,147,773	3,128,742
Mexico	69,540	51,359

Total noncurrent assets	6,217,313	3,180,101